share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2022 EquityInstruments $ / shares	Jun. 30, 2022 EquityInstruments $ / shares
TELUS International (Cda) Inc. restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%	150.00%
TELUS International (Cda) Inc. restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	2,343,529	1,850,807
Granted - Initial award	16,685	806,395
Vested during the period	(365,673)	(519,645)
Forfeited	(29,128)	(172,144)
Outstanding, end of period - Non-vested	1,965,413	1,965,413
Number of restricted share units - Vested
Vested	365,673	519,645
Settled in equity	(109,547)	(263,519)
Settled in cash	(256,126)	(256,126)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 23.71	$ 21.94
Granted - Initial award | $ / shares	22.60	26.30
Vested | $ / shares	14.67	17.73
Settled in equity | $ / shares	29.17	26.73
Settled in cash | $ / shares	8.46	8.46
Forfeited | $ / shares	17.95	17.12
Outstanding, end of period, non-vested | $ / shares	$ 25.47	$ 25.47